Loans Receivable - Loans on Non-accrual Status (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total non-accrual loans	$ 1,697	$ 2,207
Troubled debt restructurings, non-accrual	1,404	910
Commercial Loans [Member] | Commercial and Industrial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total non-accrual loans		219
Commercial Loans [Member] | CRE Owner Occupied [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total non-accrual loans	213	381
Commercial Loans [Member] | CRE Non-Owner Occupied [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total non-accrual loans	517
Consumer Loans [Member] | Home Equity Term Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total non-accrual loans	72	88
Consumer Loans [Member] | Residential Real Estate Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total non-accrual loans	810	1,417
Consumer Loans [Member] | Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total non-accrual loans	$ 85	$ 102